USAA MUTUAL FUNDS TRUST
SUPPLEMENT DATED JUNE 7, 2016
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED AUGUST 1, 2015
Tax Exempt Long-Term Fund Shares (USTEX)
Tax Exempt Long-Term Fund Adviser Shares (UTELX)
Tax Exempt Intermediate-Term Fund Shares (USATX)
Tax Exempt Intermediate-Term Fund Adviser Shares (UTEIX)
Tax Exempt Short-Term Fund Shares (USSTX)
Tax Exempt Short-Term Fund Adviser Shares (UTESX)
Tax Exempt Money Market Fund (USEXX)

This Supplement updates certain information contained in the above-referenced Statement of Additional Information.
The following disclosure hereby replaces the first paragraph in its entirety under “Transfer Agent” found on page 40 of the General Information section.
USAA Shareholder Account Services (Transfer Agent), 9800 Fredericksburg Road, San Antonio, TX 78288, performs transfer agent services for the Trust under a Transfer Agency Agreement. Services include maintenance of shareholder account records, handling of communications with shareholders, distribution of Fund dividends, and production of reports with respect to account activity for shareholders and the Trust. For its services under the Transfer Agency Agreement, each Fund except for the Tax Exempt Money Market Fund pays the Transfer Agent an annual fee of $25.50 per account. Effective June 1, 2016, for its services under the Transfer Agency Agreement, the Tax Exempt Money Market Fund pays the Transfer Agent a fee computed daily and paid monthly, at an annual rate equal to one-fifteenth of one percent (0.15%) of the average net assets. These fees are subject to change at any time.
98541-0616

USAA MUTUAL FUNDS TRUST
SUPPLEMENT DATED JUNE 7, 2016
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED AUGUST 1, 2015
California Bond Fund Shares (USCBX)
California Bond Fund Adviser Shares (UXABX)
California Money Market Fund (UCAXX)

This Supplement updates certain information contained in the above-referenced Statement of Additional Information.
The following disclosure hereby replaces the first paragraph in its entirety under “Transfer Agent” found on pages 45-46 of the General Information section.
USAA Shareholder Account Services (Transfer Agent), 9800 Fredericksburg Road, San Antonio, TX 78288, performs transfer agent services for the Trust under a Transfer Agency Agreement. Services include maintenance of shareholder account records, handling of communications with shareholders, distribution of Fund dividends, and production of reports with respect to account activity for shareholders and the Trust. For its services under the Transfer Agency Agreement, the California Bond Fund pays the Transfer Agent an annual fee of $25.50 per account; and for the California Money Market Fund, effective June 1, 2016, the Fund pays the Transfer Agent a fee computed daily and paid monthly, at an annual rate equal to one-tenth of one percent (0.10%) of its average net assets. These fees are subject to change at any time.
98544-0616

USAA MUTUAL FUNDS TRUST
SUPPLEMENT DATED JUNE 7, 2016
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED AUGUST 1, 2015
New York Bond Fund Shares (USNYX)
New York Bond Fund Adviser Shares (UNYBX)
New York Money Market Fund (UNYXX)

This Supplement updates certain information contained in the above-referenced Statement of Additional Information.
The following disclosure hereby replaces the first paragraph in its entirety under “Transfer Agent” found on page 52 of the General Information section.
USAA Shareholder Account Services (Transfer Agent), 9800 Fredericksburg Road, San Antonio, TX 78288, performs transfer agent services for the Trust under a Transfer Agency Agreement. Services include maintenance of shareholder account records, handling of communications with shareholders, distribution of Fund dividends, and production of reports with respect to account activity for shareholders and the Trust. For its services under the Transfer Agency Agreement, the New York Bond Fund pays the Transfer Agent an annual fee of $25.50 per account; and for the New York Money Market Fund, effective June 1, 2016, the Fund pays the Transfer Agent a fee computed daily and paid monthly, at an annual rate equal to one-fifteenth of one percent (0.15%) of its average net assets. These fees are subject to change at any time.
98542-0616

USAA MUTUAL FUNDS TRUST
SUPPLEMENT DATED JUNE 7, 2016
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED AUGUST 1, 2015
Virginia Bond Fund Shares (USVAX)
Virginia Bond Fund Adviser Shares (UVABX)
Virginia Money Market Fund (UVAXX)

This Supplement updates certain information contained in the above-referenced Statement of Additional Information.
The following disclosure hereby replaces the first paragraph in its entirety under “Transfer Agent” found on page 40 of the General Information section.
USAA Shareholder Account Services (Transfer Agent), 9800 Fredericksburg Road, San Antonio, TX 78288, performs transfer agent services for the Trust under a Transfer Agency Agreement. Services include maintenance of shareholder account records, handling of communications with shareholders, distribution of Fund dividends, and production of reports with respect to account activity for shareholders and the Trust. For its services under the Transfer Agency Agreement, the Virginia Bond Fund pays the Transfer Agent an annual fee of $25.50 per account; and for the Virginia Money Market Fund, effective June 1, 2016, the Fund pays the Transfer Agent a fee computed daily and paid monthly, at an annual rate equal to one-fifteenth of one percent (0.15%) of its average net assets. These fees are subject to change at any time.
98543-0616

USAA MUTUAL FUNDS TRUST
SUPPLEMENT DATED JUNE 7, 2016
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED OCTOBER 1, 2015
Growth and Tax Strategy Fund (USBLX)
World Growth Fund Shares (USAWX)
World Growth Fund Institutional Shares (UIWGX)
World Growth Fund Adviser Shares (USWGX)
Precious Metals and Minerals Fund Shares (USAGX)
Precious Metals and Minerals Fund Institutional Shares (UIPMX)
Precious Metals and Minerals Fund Adviser Shares (UPMMX)
Treasury Money Market Trust (UATXX)
Government Securities Fund Shares (USGNX)
Government Securities Fund Adviser Shares (UAGNX)
Government Securities Fund Institutional Shares (UIGSX)
Emerging Markets Fund Shares (USEMX)
Emerging Markets Fund Institutional Shares (UIEMX)
International Fund Shares (USIFX)
Emerging Markets Fund Adviser Shares (UAEMX)
International Fund Institutional Shares (UIIFX)
Cornerstone Conservative Fund (USCCX)
International Fund Adviser Shares (UAIFX)
Cornerstone Moderately Conservative Fund (UCMCX)
Managed Allocation Fund (UMAFX)
Cornerstone Moderate Fund (USBSX)
Cornerstone Aggressive Fund (UCAGX)
Cornerstone Moderately Aggressive Fund (USCRX)
Cornerstone Equity Fund (UCEQX)

This Supplement updates certain information contained in the above-referenced Statement of Additional Information.
The following disclosure hereby replaces the first and second paragraphs in their entirety under “Transfer Agent” found on page 87 of the General Information section.
USAA Shareholder Account Services (the Transfer Agent), 9800 Fredericksburg Road, San Antonio, Texas 78288, performs transfer agent services for the Trust under a Transfer Agency Agreement. Services include maintenance of shareholder account records, handling of communications with shareholders, distribution of Fund dividends, and production of reports with respect to account activity for shareholders and the Trust. For its services under the Transfer Agency Agreement, the Fund Shares and Adviser Shares of each Fund (excluding the Treasury Money Market Trust, Cornerstone Conservative and Cornerstone Equity Funds) pay the Transfer Agent an annual fixed fee of $23 to $25.50 per shareholder account. Effective June 1, 2016, for its services under the Transfer Agency Agreement, the Treasury Money Market Trust pays the Transfer Agent a fee computed daily and paid monthly, at an annual rate equal to one-tenth of one percent (0.10%) of the average net assets. The Transfer Agent does not receive any fees for its services rendered to the Cornerstone Conservative and Cornerstone Equity Funds.
For its services under the Transfer Agency Agreement, the World Growth Fund Institutional Shares, Government Securities Fund Institutional Shares, Emerging Markets Fund Institutional Shares, International Fund Institutional Shares, Precious Metals and Minerals Fund Institutional Shares, each pay the Transfer Agent a fee computed daily and paid monthly, at an annual rate equal to one-tenth of one percent (0.10%) of the average net assets. The Managed Allocation Fund pays the Transfer Agent a fee computed daily and paid monthly, at an annual rate equal to one-twentieth of one percent (0.05%) of the average net assets.
In addition to these fees, the Transfer Agent is entitled to reimbursement from the Trust for all reasonable out-of-pocket expenses, charges and other disbursements incurred by it in connection with the performance of services under the Transfer Agency Agreement, including but not limited to: (1) the cost of any and all forms, statements, labels, envelopes, checks, tax forms, and other printed materials which is required by the Transfer Agent to perform its duties; (2) delivery charges, including postage incurred in delivering materials to, and receiving them from, the Trust and shareholders; (3) communication charges; (4) maintenance of shareholder records (including charges for retention and imaging); (5) tax reporting systems; (6) counsel fees; and (7) cash and asset management services. Also, the Transfer Agent is authorized to enter into third party service agreements in which the Trust will pay the Transfer Agent the lesser of (i) the amount payable by Transfer Agent to the servicing agent, or (ii) the amount that would have been paid to the Transfer Agent if all the accounts had been maintained by the agent maintained by the Transfer Agent. Fees paid under the Transfer Agency Agreement are subject to change at any time.
98540-0616

USAA MUTUAL FUNDS TRUST
SUPPLEMENT DATED JUNE 7, 2016
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED DECEMBER 1, 2015
Aggressive Growth Fund Shares (USAUX)
Aggressive Growth Fund Institutional Shares (UIAGX)
Growth Fund Shares (USAAX)
Growth Fund Institutional Shares (UIGRX)
Growth & Income Fund Shares (USGRX)
Growth & Income Fund Institutional Shares (UIGIX)
Growth & Income Fund Adviser Shares (USGIX)
Income Stock Fund Shares (USISX)
Income Stock Fund Institutional Shares (UIISX)
Income Fund Shares (USAIX)
Income Fund Institutional Shares (UIINX)
Income Fund Adviser Shares (UINCX)
Short-Term Bond Fund Shares (USSBX)
Short-Term Bond Fund Institutional Shares (UISBX)
Short-Term Bond Fund Adviser Shares (UASBX)
Money Market Fund (USAXX)
Science & Technology Fund Shares (USSCX)
Science & Technology Fund Adviser Shares (USTCX)
First Start Growth Fund (UFSGX)
Intermediate-Term Bond Fund Shares (USIBX)
Intermediate-Term Bond Fund Institutional Shares (UIITX)
Intermediate-Term Bond Fund Adviser Shares (UITBX)
High Income Fund Shares (USHYX)
High Income Fund Institutional Shares (UIHIX)
High Income Fund Adviser Shares (UHYOX)
Small Cap Stock Fund Shares (USCAX)
Small Cap Stock Fund Institutional Shares (UISCX)
Capital Growth Fund (USCGX)
Capital Growth Fund Institutional Shares (UICGX)
Value Fund Shares (UVALX)
Value Fund Adviser Shares (UAVAX)
Value Fund Institutional Shares (UIVAX)

This Supplement updates certain information contained in the above-referenced Statement of Additional Information.
The following disclosure hereby replaces the first and third paragraphs in their entirety under “Transfer Agent” found on pages 93-94 of the General Information section.
USAA Shareholder Account Services (the Transfer Agent), 9800 Fredericksburg Road, San Antonio, Texas 78288, performs transfer agent services for the Trust under a Transfer Agency Agreement. Services include maintenance of shareholder account records, handling of communications with shareholders, distribution of Fund dividends, and production of reports with respect to account activity for shareholders and the Trust. For its services under the Transfer Agency Agreement, the Fund Shares and Adviser Shares of each fund (excluding the Money Market Fund) pay the Transfer Agent an annual fixed fee of $23 to $25.50 per shareholder account.
For its services under the Transfer Agency Agreement, the Transfer Agent receives a fee computed daily and paid monthly, at an annual rate equal to one-tenth of one percent (0.10%) of the average net assets from the Institutional Shares of each of the Aggressive Growth Fund, Capital Growth Fund, Growth & Income Fund, Growth Fund, Income Stock Fund, Income Fund, Intermediate-Term Bond Fund, High Income Fund, Short-Term Bond Fund, Small Cap Stock Fund, and Value Fund, and effective June 1, 2016, one-fourth of one percent (0.25%) of the average net assets from the Money Market Fund.
98539-0616